Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of fair value measurement of assets and liabilities [abstract]
Fair value of financial assets and liabilities
Fair value of financial assets and liabilities
	Estimated fair value		Statement offinancial position value
	30June2019	31December2018	30June2019	31December2018
Financial assets
Cash and balances with central banks	52,171	49,987	52,171	49,987
Loans and advances to banks	34,661	30,549	34,584	30,422
Financial assets at fair value through profit or loss
– Trading assets	54,212	50,152	54,212	50,152
– Non-trading derivatives	2,397	2,664	2,397	2,664
– Assets mandatorily as at fair value through profit or loss	59,376	64,783	59,376	64,783
– Assets designated as at fair value through profit or loss	2,944	2,887	2,944	2,887
Financial assets at fair value through other comprehensive income
– Equity securities	2,551	3,228	2,551	3,228
– Debt securities	26,776	25,616	26,776	25,616
– Loans and advances	1,967	2,379	1,967	2,379
Securities at amortised cost	46,851	47,815	45,970	47,276
Loans and advances to customers	622,964	602,841	607,081	589,653
Other assets[1]	10,136	7,397	10,136	7,397
	917,006	890,299	900,164	876,444

Financial liabilities
Deposits from banks	38,531	37,631	38,095	37,330
Customer deposits	571,604	556,127	571,001	555,729
Financial liabilities at fair value through profit or loss
– Trading liabilities	33,575	31,215	33,575	31,215
– Non-trading derivatives	2,381	2,299	2,381	2,299
– Designated as at fair value through profit or loss	63,492	59,179	63,492	59,179
Other liabilities[2]	13,336	12,117	13,336	12,117
Debt securities in issue	120,190	119,893	118,929	119,751
Subordinated loans	14,337	13,519	14,205	13,724
	857,446	831,980	855,013	831,345

  Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.
  Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions , lease liabilities and other taxation and social security contributions.

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	15,426	13,041	38,590	36,617	197	494	54,212	50,152
- Non-trading derivatives	17		2,359	2,636	20	27	2,397	2,664
- Assets mandatorily at fair value through profit or loss	85	141	58,165	63,601	1,125	1,042	59,376	64,783
- Assets designated as at fair value through profit or loss	257	147	1,703	1,665	984	1,075	2,944	2,887
Financial assets at fair value through other comprehensive income	28,383	27,218	497	1,256	2,415	2,749	31,294	31,223
	44,167	40,547	101,314	105,775	4,741	5,387	150,222	151,709

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	4,387	5,706	29,029	25,387	159	122	33,575	31,215
– Non-trading derivatives	1		2,316	2,219	65	80	2,381	2,299
– Financial liabilities designated as at fair value through profit or loss	1,265	1,166	61,477	57,305	750	708	63,492	59,179
	5,653	6,872	92,822	84,911	973	910	99,448	92,693

Changes in Level 3 Financial Assets
Changes in Level 3 Financial assets
					Financialassetsmandatorilyat FVPL		Financialassetsdesignatedat FVPL		Financialassetsat FVOCI
	Trading assets		Non-tradingderivatives								Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Opening balance	494	1,104	27	85	1,042		1,075	365	2,749	480	5,387	2,034
Effect of changes in accounting policy						1,653		–1		3,446		5,097
Realised gain/loss recognised in thestatement of profit or loss during the period [1]	25	–54	–10	109	–22	10	–21	–20	–6	1	–35	45
Revaluation recognised in other comprehensive income during the period									125	–131	125	–131
Purchase of assets	30	359		2	591	1,154		731	9	85	630	2,331
Sale of assets	–35	–120	–2	–166	–706	–1,677	–17		–302	–557	–1,061	–2,521
Maturity/settlement	–6	–42			–18	–78	–53		–108	–330	–185	–450
Reclassifications	–279				282					2	3	2
Transfers into Level 3	32	85	4		16						53	85
Transfers out of Level 3	–66	–839			–60	–37			–53	–249	–179	–1,125
Exchange rate differences	1					17			1	3	2	20
Changes in thecomposition of the groupand other changes					1					–1	1	–1
Closing balance	197	494	20	27	1,125	1,042	984	1,075	2,415	2,749	4,741	5,387

1 Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -20 million of unrealised gains on losses recognised in the statement of profit or loss.

Changes in Level 3 Financial Liabilities
Changes in Level 3 Financial liabilities
					Financial liabilitiesdesignated as at fair value throughprofit or loss
	Trading liabilities		Non-tradingderivatives				Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Opening balance	122	1,073	80	68	708	101	910	1,242
Effect of changes in accounting policy				4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	40	–67	–15	8	11	1	35	–58
Issue of liabilities	45	42			1	545	46	587
Early repayment of liabilities	–7	–87			–9	–20	–15	–106
Maturity/settlement	–1	–37			–6	–11	–7	–49
Transfers into Level 3	9	39			153	92	162	131
Transfers out of Level 3	–49	–844			–109		–157	–844
Exchange rate differences
Changes in the composition of the group and other changes		2						2
Closing balance	159	122	65	80	750	708	973	910

1 Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 35 million of unrealised gains and losses recognised in the statement of profit or loss.

Valuation Techniques and Range of Unobservable Inputs
Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significantunobservable inputs	Lower range		Upper range
	30 June 2019	31December2018	30 June 2019	31December2018			30 June 2019	31December2018	30 June 2019	31December2018
At fair value through profit or loss
Debt securities	720	807		3	Price based	Price (%)	0%	0%	99%	105%
					Net asset value	Price (%)	n/a	0%	n/a	0%
					Present value techniques	Credit spread (bps)	n/a	131	n/a	131
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	154	162	1		Price based	Price			5,475	5,475
Loans and advances	840	1,047	3	15	Price based	Price (%)	0%	1%	100%	102%
					Present value techniques	Price (%)	n/a	100%	n/a	100%
						Credit spread (bps)	2	19	455	550
(Reverse) repo's	429	481	427	424	Present value techniques	Price (%)	4%	3%	4%	4%
Structured notes			322	284	Price based	Price (%)	82%	77%	111%	108%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	13%	13%	21%	34%
						Equity/Equity correlation	0.6	0.6	0.8	0.9
						Equity/FX correlation	-0.5	-0.7	0.2	0.5
						Dividend yield (%)	1%	1%	5%	5%
						Interest rate volatility (bps)	n/a	49	n/a	86
						IR/IR correlation	n/a	0.8	n/a	0.8
					Present value techniques	Implied correlation	n/a	-0.7	n/a	0.7
Derivatives
– Rates	28	57	23	39	Option pricing model	Interest rate volatility (bps)	48	23	300	300
						Interest rate correlation	n/a	0.8	n/a	0.8
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	n/a	n/a	n/a
						Inflation rate (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	n/a	46	n/a	46
– FX	1		1		Present value techniques	Inflation rate (%)	n/a	n/a	n/a	n/a
					Option pricing model	FX volatility (bps)	4	n/a	7	n/a
– Credit	81	67	117	86	Present value techniques	Credit spread (bps)	2	8	557	364
						Implied correlation	n/a	0.7	n/a	0.7
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	n/a	n/a	n/a	n/a
– Equity	43	68	38	54	Option pricing model	Equity volatility (%)	4%	4%	100%	94%
						Equity/Equity correlation	-	0.2	0.9	0.9
						Equity/FX correlation	-0.8	-0.8	0.6	0.5
						Dividend yield (%)	0%	0%	15%	13%
– Other	31	2	41	5	Option pricing model	Commodity volatility (%)	0%	12%	44%	79%
						Com/Com correlation	0.3	0.3	0.9	0.9
						Com/FX correlation	-0.6	-0.5	-0.2	0.5
At fair value through other comprehensive income
– Debt					Price based	Price (%)	n/a	n/a	n/a	n/a
– Loans and advances	1,967	2,379			Present value techniques	Prepayment rate	6%	6%	6%	6%
– Equity	447	317			Present value techniques	Credit spread (bps)	297	322	298	322
						Inflation rate (%)	3%	3%	3%	3%
						Other	63	63	80	80
					Price based	Price (%)	98%		98%
Total	4,741	5,387	973	910

Fair Value of Sensitivity Analysis Instruments
Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from usingreasonable possiblealternatives		Negative fair valuemovements from usingreasonable possiblealternatives
	30June2019	31December2018	30June2019	31December2018
Fair value through profit or loss
Equity (equity derivatives, structured notes)	45	60	–	4
Interest rates (Rates derivatives, FX derivatives)	45	43
Credit (Debt securities, Loans, structured notes, credit derivatives)	16	39
	106	142	–	4